UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-10071

                        OPPENHEIMER EMERGING GROWTH FUND
                        --------------------------------
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)


       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                       Date of fiscal year end: OCTOBER 31
                                                ----------

           Date of reporting period: NOVEMBER 1, 2004 - APRIL 30, 2005
                                     ---------------------------------



ITEM 1.  REPORTS TO STOCKHOLDERS.



TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOP TEN COMMON STOCK INDUSTRIES
--------------------------------------------------------------------------------
Internet Software & Services                                               10.3%
--------------------------------------------------------------------------------
Health Care Providers & Services                                            9.4
--------------------------------------------------------------------------------
Software                                                                    9.3
--------------------------------------------------------------------------------
Hotels, Restaurants & Leisure                                               9.3
--------------------------------------------------------------------------------
Health Care Equipment & Supplies                                            8.0
--------------------------------------------------------------------------------
Semiconductors & Semiconductor Equipment                                    6.7
--------------------------------------------------------------------------------
Communications Equipment                                                    4.3
--------------------------------------------------------------------------------
Electronic Equipment & Instruments                                          4.1
--------------------------------------------------------------------------------
Specialty Retail                                                            3.9
--------------------------------------------------------------------------------
Biotechnology                                                               3.6

Portfolio holdings and allocations are subject to change. Percentages are as of April 30, 2005, and are based on net assets.

TOP TEN COMMON STOCK HOLDINGS
--------------------------------------------------------------------------------
Macromedia, Inc.                                                            2.5%
--------------------------------------------------------------------------------
Children's Place Retail Stores, Inc.                                        1.9
--------------------------------------------------------------------------------
Aladdin Knowledge Systems Ltd.                                              1.9
--------------------------------------------------------------------------------
Able Laboratories, Inc.                                                     1.8
--------------------------------------------------------------------------------
Imax Corp.                                                                  1.7
--------------------------------------------------------------------------------
Scientific Games Corp., Cl. A                                               1.7
--------------------------------------------------------------------------------
F5 Networks, Inc.                                                           1.7
--------------------------------------------------------------------------------
Ventana Medical Systems, Inc.                                               1.6
--------------------------------------------------------------------------------
Microsemi Corp.                                                             1.6
--------------------------------------------------------------------------------
Quicksilver, Inc.                                                           1.6

Portfolio holdings and allocations are subject to change. Percentages are as of April 30, 2005, and are based on net assets.

For up to date Top 10 Fund Holdings, please visit www.oppenheimerfunds.com.
--------------------------------------------------------------------------------


                      9 | OPPENHEIMER EMERGING GROWTH FUND

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

--------------------------------------------------------------------------------
SECTOR ALLOCATION

Information Technology                        43.0%
 Internet Software & Services                 10.5
 Software                                      9.6
 Semiconductors & Semiconductor Equipment      6.8
 Communications Equipment                      4.4
 Electronic Equipment & Instruments            4.2
 IT Services                                   3.7
 Computers & Peripherals                       3.6
 Office Electronics                            0.2
Health Care                                   24.8
Consumer Discretionary                        21.7
Industrials                                    6.5
Financials                                     1.3
Energy                                         1.1
Consumer Staples                               1.0
Telecommunication Services                     0.5

Portfolio holdings and allocations are subject to change. Percentages are as of April 30, 2005, and are based on total value of common stocks.
--------------------------------------------------------------------------------


                      10 | OPPENHEIMER EMERGING GROWTH FUND

NOTES
--------------------------------------------------------------------------------

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

Please remember that this Fund has a limited operating history.

CLASS A shares of the Fund were first publicly offered on 11/1/00. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.

CLASS B shares of the Fund were first publicly offered on 11/1/00. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1 year) and 3% (since inception). Class B shares are subject to an annual 0.75% asset based sales charge.

CLASS C shares of the Fund were first publicly offered on 11/1/00. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1 year period. Class C shares are subject to an annual 0.75% asset based sales charge.

CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1 year period. Class N shares are subject to an annual 0.25% asset based sales charge.


                      11 | OPPENHEIMER EMERGING GROWTH FUND

NOTES
--------------------------------------------------------------------------------

CLASS Y shares of the Fund were first publicly offered on 11/1/00. Class Y shares are offered only to certain institutional investors under special agreement with the Distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                      12 | OPPENHEIMER EMERGING GROWTH FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6 month period ended April 30, 2005.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front end or contingent deferred sales charges (loads), redemption fees, or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to


                      13 | OPPENHEIMER EMERGING GROWTH FUND

FUND EXPENSES
--------------------------------------------------------------------------------

exceptions described in the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                 BEGINNING       ENDING          EXPENSES
                                 ACCOUNT         ACCOUNT         PAID DURING
                                 VALUE           VALUE           6 MONTHS ENDED
                                 (11/1/04)       (4/30/05)       APRIL 30, 2005
--------------------------------------------------------------------------------
Class A Actual                   $1,000.00       $  953.00       $ 7.88
--------------------------------------------------------------------------------
Class A Hypothetical              1,000.00        1,016.76         8.13
--------------------------------------------------------------------------------
Class B Actual                    1,000.00          948.20        12.01
--------------------------------------------------------------------------------
Class B Hypothetical              1,000.00        1,012.55        12.40
--------------------------------------------------------------------------------
Class C Actual                    1,000.00          949.30        11.72
--------------------------------------------------------------------------------
Class C Hypothetical              1,000.00        1,012.84        12.10
--------------------------------------------------------------------------------
Class N Actual                    1,000.00          952.40         9.19
--------------------------------------------------------------------------------
Class N Hypothetical              1,000.00        1,015.42         9.49
--------------------------------------------------------------------------------
Class Y Actual                    1,000.00          955.90         4.76
--------------------------------------------------------------------------------
Class Y Hypothetical              1,000.00        1,019.93         4.92

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one half year period). Those annualized expense ratios based on the 6 month period ended April 30, 2005 are as follows:

CLASS           EXPENSE RATIOS
------------------------------
Class A              1.62%
------------------------------
Class B              2.47
------------------------------
Class C              2.41
------------------------------
Class N              1.89
------------------------------
Class Y              0.98

The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund's Transfer Agent that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements.
--------------------------------------------------------------------------------


                      14 | OPPENHEIMER EMERGING GROWTH FUND

STATEMENT OF INVESTMENTS  April 30, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                                         VALUE
                                                     SHARES         SEE NOTE 1
-------------------------------------------------------------------------------
COMMON STOCKS--97.7%
-------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--21.2%
-------------------------------------------------------------------------------
DISTRIBUTORS--0.5%
Design Within
Reach, Inc. 1                                        33,300       $    508,824
-------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--9.3%
Ctrip.com International
Ltd., ADR 1                                          16,200            710,856
-------------------------------------------------------------------------------
Mikohn Gaming
Corp. 1                                              92,300          1,303,276
-------------------------------------------------------------------------------
Orient Express
Hotel Ltd.                                           35,300            927,331
-------------------------------------------------------------------------------
P.F. Chang's China
Bistro, Inc. 1                                       23,400          1,299,168
-------------------------------------------------------------------------------
Penn National
Gaming, Inc. 1                                       27,300            859,950
-------------------------------------------------------------------------------
Scientific Games
Corp., Cl. A 1                                       73,700          1,582,339
-------------------------------------------------------------------------------
Shuffle Master, Inc. 1                               47,200          1,188,968
-------------------------------------------------------------------------------
Youbet.com, Inc. 1                                  122,600            662,040
                                                                  -------------
                                                                     8,533,928

-------------------------------------------------------------------------------
HOUSEHOLD DURABLES--1.4%
Meritage Homes
Corp. 1                                              11,000            696,190
-------------------------------------------------------------------------------
WCI Communities,
Inc. 1                                               21,600            605,448
                                                                  -------------
                                                                     1,301,638

-------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.6%
MarineMax, Inc. 1                                    21,400            578,870
-------------------------------------------------------------------------------
MEDIA--3.3%
Central European
Media Enterprises
Ltd., Cl. A 1                                        30,700          1,412,200
-------------------------------------------------------------------------------
Imax Corp. 1                                        203,500          1,588,318
                                                                  -------------
                                                                     3,000,518

-------------------------------------------------------------------------------
SPECIALTY RETAIL--3.9%
American Eagle
Outfitters, Inc.                                     20,300            532,266
-------------------------------------------------------------------------------
bebe stores, inc.                                    18,600            601,152
-------------------------------------------------------------------------------
Build A Bear Workshop,
Inc. 1                                               24,500            656,845

                                                                         VALUE
                                                     SHARES         SEE NOTE 1
-------------------------------------------------------------------------------
SPECIALTY RETAIL Continued
Children's Place Retail
Stores, Inc. 1                                       47,700       $  1,774,917
                                                                  -------------
                                                                     3,565,180

-------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--2.2%
Deckers Outdoor
Corp. 1                                              28,000            589,960
-------------------------------------------------------------------------------
Quicksilver, Inc. 1                                  52,800          1,454,640
                                                                  -------------
                                                                     2,044,600

-------------------------------------------------------------------------------
CONSUMER STAPLES--1.0%
-------------------------------------------------------------------------------
BEVERAGES 1.0%
Hansen Natural
Corp. 1                                              12,000            680,160
-------------------------------------------------------------------------------
Jones Soda Co. 1                                     41,500            238,625
                                                                  -------------
                                                                       918,785

-------------------------------------------------------------------------------
ENERGY--1.1%
-------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--1.0%
Core Laboratories
NV 1                                                 22,800            538,080
-------------------------------------------------------------------------------
Todco, Cl. A 1                                       18,800            418,300
                                                                  -------------
                                                                       956,380

-------------------------------------------------------------------------------
OIL & GAS 0.1%
Ship Finance
International Ltd.                                    2,833             52,665
-------------------------------------------------------------------------------
FINANCIALS--1.3%
-------------------------------------------------------------------------------
COMMERCIAL BANKS 1.2%
Hanmi Financial Corp.                                37,500            549,375
-------------------------------------------------------------------------------
PrivateBancorp, Inc.                                 17,400            543,750
                                                                  -------------
                                                                     1,093,125

-------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--0.1%
International Securities
Exchange, Inc., Cl. A 1                               2,600             68,432
-------------------------------------------------------------------------------
HEALTH CARE--24.2%
-------------------------------------------------------------------------------
BIOTECHNOLOGY--3.6%
Arena
Pharmaceuticals, Inc. 1                             159,600            858,648
-------------------------------------------------------------------------------
Bone Care
International, Inc. 1                                29,400            758,814


                      15 | OPPENHEIMER EMERGING GROWTH FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                         VALUE
                                                     SHARES         SEE NOTE 1
-------------------------------------------------------------------------------
BIOTECHNOLOGY Continued
Martek Biosciences
Corp. 1                                              26,400       $  1,010,328
-------------------------------------------------------------------------------
VaxGen, Inc. 1                                       60,700            683,300
                                                                  -------------
                                                                     3,311,090

-------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--8.0%
AngioDynamics, Inc. 1                                54,100            932,684
-------------------------------------------------------------------------------
ArthroCare Corp. 1                                   22,900            672,802
-------------------------------------------------------------------------------
Biosite, Inc. 1                                       9,500            541,500
-------------------------------------------------------------------------------
Conor Medsystems,
Inc. 1                                                2,500             33,725
-------------------------------------------------------------------------------
Foxhollow
Technologies, Inc. 1                                 28,100            870,819
-------------------------------------------------------------------------------
Gen Probe, Inc. 1                                    19,500            978,705
-------------------------------------------------------------------------------
Immucor, Inc. 1                                      35,450          1,057,828
-------------------------------------------------------------------------------
Symmetry
Medical, Inc. 1                                       2,100             36,120
-------------------------------------------------------------------------------
Ventana Medical
Systems, Inc. 1                                      38,000          1,513,160
-------------------------------------------------------------------------------
Vital Images, Inc. 1                                 53,600            770,232
                                                                  -------------
                                                                     7,407,575

-------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--9.4%
Amedisys, Inc. 1                                     31,700            951,317
-------------------------------------------------------------------------------
American
Healthways, Inc. 1                                   19,600            732,060
-------------------------------------------------------------------------------
Centene Corp. 1                                      26,800            746,380
-------------------------------------------------------------------------------
Chemed Corp.                                         16,700          1,183,028
-------------------------------------------------------------------------------
PainCare
Holdings, Inc. 1                                    164,500            639,905
-------------------------------------------------------------------------------
PRA International 1                                  29,400            752,346
-------------------------------------------------------------------------------
Psychiatric
Solutions, Inc. 1                                    20,000            860,400
-------------------------------------------------------------------------------
SFBC
International, Inc.                                  25,600            798,720
-------------------------------------------------------------------------------
Ventiv Health, Inc. 1                                52,000          1,084,200
-------------------------------------------------------------------------------
WellCare Health
Plans, Inc. 1                                        30,400            896,800
                                                                  -------------
                                                                     8,645,156

                                                                         VALUE
                                                     SHARES         SEE NOTE 1
-------------------------------------------------------------------------------
PHARMACEUTICALS--3.2%
Able Laboratories,
Inc. 1                                               70,300       $  1,675,952
-------------------------------------------------------------------------------
DOV
Pharmaceutical, Inc. 1                               38,100            593,598
-------------------------------------------------------------------------------
Nektar Therapeutics 1                                49,100            700,166
                                                                  -------------
                                                                     2,969,716

-------------------------------------------------------------------------------
INDUSTRIALS--6.4%
-------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--0.7%
Hub Group, Inc.,
Cl. A 1                                              11,800            649,000
-------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--1.2%
Laureate
Education, Inc.                                      14,700            652,974
-------------------------------------------------------------------------------
Resources
Connection, Inc. 1                                   22,300            426,153
                                                                  -------------
                                                                     1,079,127

-------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--1.8%
Energy Conversion
Devices, Inc. 1                                      39,200            883,568
-------------------------------------------------------------------------------
Energy Conversion
Devices, Inc. 1                                      20,000            427,504
-------------------------------------------------------------------------------
Evergreen Solar, Inc. 1                              60,400            330,086
                                                                  -------------
                                                                     1,641,158

-------------------------------------------------------------------------------
MACHINERY--0.9%
Freightcar
America, Inc. 1                                       5,800            112,578
-------------------------------------------------------------------------------
JLG Industries, Inc.                                 12,800            260,864
-------------------------------------------------------------------------------
Joy Global, Inc.                                     15,100            511,437
                                                                  -------------
                                                                       884,879

-------------------------------------------------------------------------------
MARINE--0.7%
UTI Worldwide, Inc.                                  10,100            647,814
-------------------------------------------------------------------------------
ROAD & RAIL 0.1%
Universal Truckload
Services, Inc. 1                                      3,500             55,790
-------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--1.0%
NuCo2, Inc. 1                                        37,800            927,990


                      16 | OPPENHEIMER EMERGING GROWTH FUND

                                                                         VALUE
                                                     SHARES         SEE NOTE 1
-------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--42.0%
-------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--4.3%
Audiocodes Ltd. 1                                    70,800       $    687,468
-------------------------------------------------------------------------------
Digi International, Inc. 1                           36,500            388,725
-------------------------------------------------------------------------------
F5 Networks, Inc. 1                                  36,200          1,549,722
-------------------------------------------------------------------------------
Ixia 1                                               85,500          1,368,855
                                                                  -------------
                                                                     3,994,770

-------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--3.5%
Avid Technology, Inc. 1                              19,800            980,298
-------------------------------------------------------------------------------
Hutchinson
Technology, Inc. 1                                   22,000            814,880
-------------------------------------------------------------------------------
M-Systems Flash Disk
Pioneers Ltd. 1                                      34,100            646,195
-------------------------------------------------------------------------------
Synaptics, Inc. 1                                    46,100            835,793
                                                                  -------------
                                                                     3,277,166

-------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--4.1%
Dolby Laboratories,
Inc., Cl. A 1                                         3,100             63,395
-------------------------------------------------------------------------------
Itron, Inc. 1                                        28,000          1,009,960
-------------------------------------------------------------------------------
Komag, Inc. 1                                        30,000            705,600
-------------------------------------------------------------------------------
Trimble
Navigation Ltd. 1                                    38,100          1,311,402
-------------------------------------------------------------------------------
Xyratex Ltd. 1                                       40,000            664,800
                                                                  -------------
                                                                     3,755,157

-------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--10.3%
Aladdin Knowledge
Systems Ltd. 1                                       83,900          1,719,111
-------------------------------------------------------------------------------
Digital River, Inc. 1                                27,200            723,520
-------------------------------------------------------------------------------
Equinix, Inc. 1                                      15,700            549,186
-------------------------------------------------------------------------------
Greenfield
Online, Inc. 1                                       48,200            868,564
-------------------------------------------------------------------------------
InfoSpace, Inc. 1                                    45,500          1,410,045
-------------------------------------------------------------------------------
Jupitermedia Corp. 1                                 42,400            538,904
-------------------------------------------------------------------------------
Marchex, Inc., Cl. B 1                               65,400          1,103,952
-------------------------------------------------------------------------------
Netease.com, Inc.,
ADR 1                                                10,800            533,412
-------------------------------------------------------------------------------
Niku Corp. 1                                         56,000            882,560

                                                                         VALUE
                                                     SHARES         SEE NOTE 1
-------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES Continued

Openwave
Systems, Inc. 1                                      84,100       $  1,126,099
                                                                  -------------
                                                                     9,455,353

-------------------------------------------------------------------------------
IT SERVICES--3.6%
Euronet
Worldwide, Inc. 1                                    49,100          1,451,396
-------------------------------------------------------------------------------
Global Payments, Inc.                                13,600            880,736
-------------------------------------------------------------------------------
SRA International, Inc.,
Cl. A 1                                              14,900            973,715
                                                                  -------------
                                                                     3,305,847

-------------------------------------------------------------------------------
OFFICE ELECTRONICS--0.2%
TransAct
Technologies, Inc. 1                                 20,300            176,813
-------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT--6.7%
Integrated Device
Technology, Inc. 1                                   44,700            478,290
-------------------------------------------------------------------------------
Microsemi Corp. 1                                    86,000          1,455,120
-------------------------------------------------------------------------------
MIPS Technologies,
Inc., Cl. A 1                                       112,700            788,900
-------------------------------------------------------------------------------
ON Semiconductor
Corp. 1                                              56,300            193,672
-------------------------------------------------------------------------------
Sigmatel, Inc. 1                                     43,100          1,128,789
-------------------------------------------------------------------------------
Silicon Image, Inc. 1                                68,400            688,788
-------------------------------------------------------------------------------
Skyworks
Solutions, Inc. 1                                   152,900            801,196
-------------------------------------------------------------------------------
Trident
Microsystems, Inc. 1                                 35,200            599,456
                                                                  -------------
                                                                     6,134,211

-------------------------------------------------------------------------------
SOFTWARE--9.3%
Bottomline
Technologies, Inc. 1                                 56,600            757,874
-------------------------------------------------------------------------------
Cognos, Inc. 1                                       14,900            563,816
-------------------------------------------------------------------------------
FalconStor
Software, Inc. 1                                     84,300            477,981
-------------------------------------------------------------------------------
Kronos, Inc. 1                                       11,000            429,550
-------------------------------------------------------------------------------
Macromedia, Inc. 1                                   57,800          2,289,458
-------------------------------------------------------------------------------
MICROS
Systems, Inc. 1                                      28,000          1,110,200


                      17 | OPPENHEIMER EMERGING GROWTH FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                         VALUE
                                                     SHARES         SEE NOTE 1
-------------------------------------------------------------------------------
SOFTWARE Continued
Shanda Interactive
Entertainment Ltd.,
ADR 1                                                31,900       $  1,026,223
-------------------------------------------------------------------------------
Wind River
Systems, Inc. 1                                      65,000            843,700
-------------------------------------------------------------------------------
Witness Systems, Inc. 1                              61,500          1,083,015
                                                                  -------------
                                                                     8,581,817

-------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--0.5%
-------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.5%
InPhonic, Inc. 1                                     31,900            491,898
                                                                  -------------
Total Common Stocks
(Cost $85,628,079)                                                  90,015,272

                                                      UNITS
-------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
-------------------------------------------------------------------------------
Discovery Laboratories,
Inc. Wts., Exp. 9/20/10 1,2
(Cost $0)                                             6,800             21,983

                                                                        VALUE
                                    DATE     STRIKE   CONTRACTS    SEE NOTE 1
-------------------------------------------------------------------------------
OPTIONS PURCHASED--0.3%
-------------------------------------------------------------------------------
Martek Biosciences Corp. Put
(Cost $15,599)                    5/23/05       $55         174   $    294,060

                                                      PRINCIPAL
                                                         AMOUNT
-------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--0.6%
-------------------------------------------------------------------------------
Undivided interest of 0.04% in joint repurchase
agreement (Principal Amount/ Value
$1,318,039,000, with a maturity value of
$1,318,355,329) with UBS Warburg LLC, 2.88%,
dated 4/29/05, to be repurchased at $556,133 on
5/2/05, collateralized by Federal National
Mortgage Assn., 5%--6%, 3/1/34--8/1/34, with a
value of $1,345,611,059 (Cost $556,000)              $  556,000        556,000

-------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $86,199,678)             98.6%    90,887,315
-------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                             1.4      1,251,460
                                                     --------------------------

NET ASSETS                                                100.0%  $ 92,138,775
                                                     ==========================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of April 30, 2005 was $21,983, which represents 0.02% of the Fund's net assets, all of which is considered restricted. See Note 5 of Notes to Financial Statements.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      18 | OPPENHEIMER EMERGING GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------
April 30, 2005
-------------------------------------------------------------------------------
ASSETS
-------------------------------------------------------------------------------
Investments, at value (cost $86,199,678)--see accompanying
statement of investments                                          $ 90,887,315
-------------------------------------------------------------------------------
Cash                                                                   288,577
-------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                     1,770,942
Shares of beneficial interest sold                                     122,208
Interest and dividends                                                   2,486
Other                                                                    5,280
                                                                  -------------
Total assets                                                        93,076,808

-------------------------------------------------------------------------------
LIABILITIES
-------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                  559,041
Shares of beneficial interest redeemed                                 271,030
Shareholder communications                                              31,473
Transfer and shareholder servicing agent fees                           28,264
Distribution and service plan fees                                      18,960
Trustees' compensation                                                   5,638
Other                                                                   23,627
                                                                  -------------
Total liabilities                                                      938,033

-------------------------------------------------------------------------------
NET ASSETS                                                        $ 92,138,775
                                                                  =============

-------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
-------------------------------------------------------------------------------
Paid-in capital                                                   $ 93,233,779
-------------------------------------------------------------------------------
Accumulated net investment loss                                       (854,624)
-------------------------------------------------------------------------------
Accumulated net realized loss on investments                        (4,928,017)
-------------------------------------------------------------------------------
Net unrealized appreciation on investments                           4,687,637
                                                                  -------------
NET ASSETS                                                        $ 92,138,775
                                                                  =============


                      19 | OPPENHEIMER EMERGING GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
--------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $51,957,868 and 5,697,942 shares of beneficial
interest outstanding)                                                   $ 9.12
Maximum offering price per share (net asset value plus sales
charge of 5.75% of offering price)                                      $ 9.68
------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable
contingent deferred sales charge) and offering price per share
(based on net assets of $19,158,757 and 2,181,313 shares of
beneficial interest outstanding)                                        $ 8.78
------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable
contingent deferred sales charge) and offering price per share
(based on net assets of $13,851,114 and 1,574,028 shares of
beneficial interest outstanding)                                        $ 8.80
------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable
contingent deferred sales charge) and offering price per share
(based on net assets of $4,971,646 and 552,675 shares of
beneficial interest outstanding)                                        $ 9.00
------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share
(based on net assets of $2,199,390 and 236,047 shares of
beneficial interest outstanding)                                        $ 9.32

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      20 | OPPENHEIMER EMERGING GROWTH FUND

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended April 30, 2005
-------------------------------------------------------------------------------
INVESTMENT INCOME
-------------------------------------------------------------------------------
Dividends                                                         $    133,136
-------------------------------------------------------------------------------
Interest                                                                16,821
                                                                  -------------
Total investment income                                                149,957

-------------------------------------------------------------------------------
EXPENSES
-------------------------------------------------------------------------------
Management fees                                                        490,862
-------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                 71,128
Class B                                                                109,213
Class C                                                                 78,341
Class N                                                                 12,790
-------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                103,703
Class B                                                                 55,973
Class C                                                                 34,781
Class N                                                                 17,184
Class Y                                                                     50
-------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                 17,251
Class B                                                                 13,453
Class C                                                                  5,373
Class N                                                                  1,246
-------------------------------------------------------------------------------
Custodian fees and expenses                                              6,150
-------------------------------------------------------------------------------
Trustees' compensation                                                   2,713
-------------------------------------------------------------------------------
Other                                                                   16,619
                                                                  -------------
Total expenses                                                       1,036,830
Less reduction to custodian expenses                                    (3,669)
Less waivers and reimbursements of expenses                            (32,531)
                                                                  -------------
Net expenses                                                         1,000,630

-------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                   (850,673)

-------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
-------------------------------------------------------------------------------
Net realized gain on investments                                     5,469,873
-------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                (9,033,313)

-------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS              $ (4,414,113)
                                                                  =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      21 | OPPENHEIMER EMERGING GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                     SIX MONTHS                 YEAR
                                                                          ENDED                ENDED
                                                                 APRIL 30, 2005          OCTOBER 31,
                                                                    (UNAUDITED)                 2004
-----------------------------------------------------------------------------------------------------
OPERATIONS
-----------------------------------------------------------------------------------------------------
Net investment loss                                             $      (850,673)     $    (2,010,354)
-----------------------------------------------------------------------------------------------------
Net realized gain (loss)                                              5,469,873             (763,978)
-----------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                (9,033,313)          (7,205,129)
                                                                -------------------------------------
Net decrease in net assets resulting from operations                 (4,414,113)          (9,979,461)

-----------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
-----------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
beneficial interest transactions:
Class A                                                              (5,471,764)           5,932,164
Class B                                                              (1,530,088)           3,314,059
Class C                                                              (1,279,277)           3,668,832
Class N                                                                 695,367            2,369,888
Class Y                                                                (552,370)             244,257

-----------------------------------------------------------------------------------------------------
NET ASSETS
-----------------------------------------------------------------------------------------------------
Total increase (decrease)                                           (12,552,245)           5,549,739
-----------------------------------------------------------------------------------------------------
Beginning of period                                                 104,691,020           99,141,281
                                                                -------------------------------------
End of period (including accumulated net investment loss of
$854,624 and $3,951, respectively)                              $    92,138,775      $   104,691,020
                                                                =====================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      22 | OPPENHEIMER EMERGING GROWTH FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                         SIX MONTHS                                                YEAR
                                                              ENDED                                               ENDED
                                                     APRIL 30, 2005                                            OCT. 31,
CLASS A                                                 (UNAUDITED)         2004         2003         2002       2001 1
-------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                        $  9.57      $ 10.30      $  5.84      $  8.45      $ 10.00
-------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                            (.07) 2      (.15) 2      (.08)        (.10)        (.03)
Net realized and unrealized gain (loss)                        (.38)        (.58)        4.54        (2.51)       (1.49)
                                                            -------------------------------------------------------------
Total from investment operations                               (.45)        (.73)        4.46        (2.61)       (1.52)
-------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                             --           --           --           --         (.03)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                              $  9.12      $  9.57      $ 10.30      $  5.84      $  8.45
                                                            =============================================================

-------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                            (4.70)%      (7.09)%      76.37%      (30.89)%     (15.22)%
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                    $51,958      $59,819      $59,396      $19,310      $20,392
-------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                           $60,148      $62,749      $28,386      $24,497      $16,941
-------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment loss                                           (1.33)%      (1.57)%      (1.48)%      (1.35)%      (0.57)%
Total expenses                                                 1.62%        1.68%        1.77%        1.85%        1.58%
Expenses after payments and waivers and
reduction to custodian expenses                                 N/A 5       1.67%        1.72%        1.78%         N/A 5
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                         116%         212%         204%         263%         214%

1. For the period from November 1, 2000 (inception of offering) to October 31, 2001.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

5. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      23 | OPPENHEIMER EMERGING GROWTH FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                                         SIX MONTHS                                                YEAR
                                                              ENDED                                               ENDED
                                                     APRIL 30, 2005                                            OCT. 31,
CLASS B                                                 (UNAUDITED)         2004         2003         2002       2001 1
-------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                        $  9.26      $ 10.05      $  5.74      $  8.38      $ 10.00
-------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                            (.10) 2      (.23) 2      (.09)        (.12)        (.07)
Net realized and unrealized gain (loss)                        (.38)        (.56)        4.40        (2.52)       (1.52)
                                                            -------------------------------------------------------------
Total from investment operations                               (.48)        (.79)        4.31        (2.64)       (1.59)
-------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                             --           --           --           --         (.03)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                              $  8.78      $  9.26      $ 10.05      $  5.74      $  8.38
                                                            =============================================================

-------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                            (5.18)%      (7.86)%      75.09%      (31.50)%     (15.96)%
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                    $19,159      $21,669      $20,520      $ 6,395      $ 3,866
-------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                           $22,075      $22,359      $10,544      $ 6,979      $ 2,256
-------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment loss                                           (2.18)%      (2.44)%      (2.20)%      (2.22)%      (1.78)%
Total expenses                                                 2.62%        2.67%        2.83%        2.74%        2.47%
Expenses after payments and waivers and
reduction to custodian expenses                                2.47%        2.55%        2.44%        2.67%         N/A 5
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                         116%         212%         204%         263%         214%

1. For the period from November 1, 2000 (inception of offering) to October 31, 2001.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

5. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      24 | OPPENHEIMER EMERGING GROWTH FUND

                                                         SIX MONTHS                                                YEAR
                                                              ENDED                                               ENDED
                                                     APRIL 30, 2005                                            OCT. 31,
CLASS C                                                 (UNAUDITED)         2004         2003         2002       2001 1
-------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                        $  9.27      $ 10.06      $  5.75      $  8.39      $ 10.00
-------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                            (.10) 2      (.23) 2      (.11)        (.08)        (.04)
Net realized and unrealized gain (loss)                        (.37)        (.56)        4.42        (2.56)       (1.54)
                                                            -------------------------------------------------------------
Total from investment operations                               (.47)        (.79)        4.31        (2.64)       (1.58)
-------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                             --           --           --           --         (.03)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                              $  8.80      $  9.27      $ 10.06      $  5.75      $  8.39
                                                            =============================================================

-------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                            (5.07)%      (7.85)%      74.96%      (31.47)%     (15.88)%
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                    $13,851      $15,814      $13,887      $ 4,877      $ 2,356
-------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                           $15,825      $16,085      $ 6,649      $ 3,061      $ 1,022
-------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment loss                                           (2.11)%      (2.39)%      (2.22)%      (2.25)%      (1.76)%
Total expenses                                                 2.50%        2.55%        2.65%        2.72%        2.46%
Expenses after payments and waivers and
reduction to custodian expenses                                2.41%        2.50%        2.47%        2.65%         N/A 5
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                         116%         212%         204%         263%         214%

1. For the period from November 1, 2000 (inception of offering) to October 31, 2001.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

5. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      25 | OPPENHEIMER EMERGING GROWTH FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                                         SIX MONTHS                                                YEAR
                                                              ENDED                                               ENDED
                                                     APRIL 30, 2005                                            OCT. 31,
CLASS N                                                 (UNAUDITED)         2004         2003         2002       2001 1
-------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                        $  9.45      $ 10.21      $  5.81      $  8.43      $  8.28
-------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                            (.08) 2      (.18) 2      (.10)        (.08)        (.05)
Net realized and unrealized gain (loss)                        (.37)        (.58)        4.50        (2.54)         .20
                                                            -------------------------------------------------------------
Total from investment operations                               (.45)        (.76)        4.40        (2.62)         .15
-------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                             --           --           --           --           --
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                              $  9.00      $  9.45      $ 10.21      $  5.81      $  8.43
                                                            =============================================================

-------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                            (4.76)%      (7.44)%      75.73%      (31.08)%       1.81%
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                    $ 4,972      $ 4,570      $ 2,425      $   594      $    34
-------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                           $ 5,168      $ 3,375      $ 1,125      $   412      $    16
-------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment loss                                           (1.61)%      (1.88)%      (1.76)%      (1.63)%      (1.69)%
Total expenses                                                 2.21%        2.17%        2.14%        2.18%        2.03%
Expenses after payments and waivers and
reduction to custodian expenses                                1.89%        2.00%        2.00%        2.11%         N/A 5
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                         116%         212%         204%         263%         214%

1. For the period from March 1, 2001 (inception of offering) to October 31,
2001.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

5. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      26 | OPPENHEIMER EMERGING GROWTH FUND

                                                         SIX MONTHS                                                YEAR
                                                              ENDED                                               ENDED
                                                     APRIL 30, 2005                                            OCT. 31,
CLASS Y                                                 (UNAUDITED)         2004         2003         2002       2001 1
-------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                        $  9.75      $ 10.43      $  5.88      $  8.47      $ 10.00
-------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                                   (.03) 2      (.10) 2      (.09)        (.08)         .02
Net realized and unrealized gain (loss)                        (.40)        (.58)        4.64        (2.51)       (1.51)
                                                            -------------------------------------------------------------
Total from investment operations                               (.43)        (.68)        4.55        (2.59)       (1.49)
-------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                             --           --           --           --         (.04)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                              $  9.32      $  9.75      $ 10.43      $  5.88      $  8.47
                                                            =============================================================

-------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                            (4.41)%      (6.52)%      77.38%      (30.58)%     (14.99)%
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                    $ 2,199      $ 2,819      $ 2,913      $   657      $   232
-------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                           $ 2,683      $ 3,182      $ 1,449      $   532      $    30
-------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment loss                                           (0.68)%      (0.98)%      (0.92)%      (0.84)%      (0.97)%
Total expenses                                                 0.98%        1.08%        1.15%        1.48%        3.87%
Expenses after payments and waivers and
reduction to custodian expenses                                 N/A 5        N/A 5,6      N/A 5       1.29%        1.28%
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                         116%         212%         204%         263%         214%

1. For the period from November 1, 2000 (inception of offering) to October 31, 2001.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

5. Reduction to custodian expenses less than 0.01%.

6. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      27 | OPPENHEIMER EMERGING GROWTH FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Emerging Growth Fund (the Fund) is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. The Fund assesses a 2% fee on the proceeds of fund shares that are redeemed (either by selling or exchanging to another Oppenheimer fund) within 30 days of their purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service


                      28 | OPPENHEIMER EMERGING GROWTH FUND
authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

      As of April 30, 2005, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $4,539,851. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. As of April 30, 2005, it is estimated that the Fund will utilize $5,469,873 of capital loss carryforward to offset realized capital gains. During the year ended October 31, 2004, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year.


                      29 | OPPENHEIMER EMERGING GROWTH FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

As of October 31, 2004, the Fund had available for federal income tax purposes unused capital loss carryforwards as follows:

                EXPIRING
                -------------------------------------
                2010                   $    9,570,101
                2012                          439,623
                                       --------------
                Total                  $   10,009,724
                                       ==============

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the six months ended April 30, 2005, the Fund's projected benefit obligations were increased by $1,215 and payments of $222 were made to retired trustees, resulting in an accumulated liability of $3,763 as of April 30, 2005.

      The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. Custodian Fees and Expenses in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated share-


                      30 | OPPENHEIMER EMERGING GROWTH FUND
holder redemption activity. The Fund pays interest to its custodian on such cash overdrafts at a rate equal to the Federal Funds Rate plus 0.50%. The Reduction to Custodian Expenses line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                 SIX MONTHS ENDED APRIL 30, 2005         YEAR ENDED OCTOBER 31, 2004
                                      SHARES              AMOUNT           SHARES             AMOUNT
-------------------------------------------------------------------------------------------------------
CLASS A
Sold                                 946,744       $   9,466,007        4,305,878       $ 43,615,219
Redeemed                          (1,499,411)        (14,937,771) 1    (3,821,601)       (37,683,055) 2
                                  ---------------------------------------------------------------------
Net increase (decrease)             (552,667)      $  (5,471,764)         484,277       $  5,932,164
                                  =====================================================================

-------------------------------------------------------------------------------------------------------
CLASS B
Sold                                 302,685       $   2,936,271        1,221,405       $ 12,077,340
Redeemed                            (462,349)         (4,466,359) 1      (922,186)        (8,763,281) 2
                                  ---------------------------------------------------------------------
Net increase (decrease)             (159,664)      $  (1,530,088)         299,219       $  3,314,059
                                  =====================================================================

-------------------------------------------------------------------------------------------------------
CLASS C
Sold                                 287,184       $   2,764,365        1,238,512       $ 12,254,407
Redeemed                            (418,911)         (4,043,642) 1      (913,001)        (8,585,575) 2
                                  ---------------------------------------------------------------------
Net increase (decrease)             (131,727)      $  (1,279,277)         325,511       $ 3,668,832
                                  =====================================================================

-------------------------------------------------------------------------------------------------------
CLASS N
Sold                                 137,644       $   1,367,763          404,222       $  3,857,777
Redeemed                             (68,322)           (672,396) 1      (158,395)        (1,487,889) 2
                                  ---------------------------------------------------------------------
Net increase                          69,322       $     695,367          245,827       $  2,369,888
                                  =====================================================================

-------------------------------------------------------------------------------------------------------
CLASS Y
Sold                                  51,920       $     528,260          210,509       $  2,200,135
Redeemed                            (105,052)         (1,080,630) 1      (200,672)        (1,955,878) 2
                                  ---------------------------------------------------------------------
Net increase (decrease)              (53,132)      $    (552,370)           9,837       $    244,257
                                  =====================================================================

1. Net of redemption fees of $1,460, $536, $384, $125 and $65 for Class A, Class B, Class C, Class N and Class Y, respectively.

2. Net of redemption fees of $7,306, $2,603, $1,873, $393 and $371 for Class A, Class B, Class C, Class N and Class Y, respectively.


                      31 | OPPENHEIMER EMERGING GROWTH FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended April 30, 2005, were $119,790,830 and $129,370,682, respectively.

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund. Effective January 1, 2005, the agreement provides for a fee at an annual rate of 0.90% of the first $200 million of average net assets of the Fund; 0.85% of the next $200 million; 0.80% of the next $200 million; and 0.75% of average annual net assets over $600 million. Prior to January 1, 2005, the agreement provided for a fee at an annual rate of 1.00% of the first $200 million of average net assets, 0.95% of the next $200 million, 0.90% of the next $200 million, and 0.85% of average annual net assets over $600 million.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended April 30, 2005, the Fund paid $177,264 to OFS for services to the Fund.

      Additionally, Class Y shares are subject to minimum fees of $10,000 per annum for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12B-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares.


                      32 | OPPENHEIMER EMERGING GROWTH FUND

The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at April 30, 2005 for Class B, Class C and Class N shares were $308,848, $183,416 and $54,867, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

                                                  CLASS A           CLASS B           CLASS C          CLASS N
                               CLASS A         CONTINGENT        CONTINGENT        CONTINGENT       CONTINGENT
                             FRONT-END           DEFERRED          DEFERRED          DEFERRED         DEFERRED
                         SALES CHARGES      SALES CHARGES     SALES CHARGES     SALES CHARGES    SALES CHARGES
SIX MONTHS                 RETAINED BY        RETAINED BY       RETAINED BY       RETAINED BY      RETAINED BY
ENDED                      DISTRIBUTOR        DISTRIBUTOR       DISTRIBUTOR       DISTRIBUTOR      DISTRIBUTOR
--------------------------------------------------------------------------------------------------------------
April 30, 2005                 $37,901               $ --           $39,061            $4,736           $2,398
--------------------------------------------------------------------------------------------------------------

WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. During the six months ended April 30, 2005, OFS waived $17,004, $7,316 and $8,211 for Class B, Class C and Class N shares, respectively. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. ILLIQUID OR RESTRICTED SECURITIES

As of April 30, 2005, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. Securities that are illiquid or restricted are marked with the applicable footnote on the Statement of Investments. Information concerning restricted securities is as follows:


                      33 | OPPENHEIMER EMERGING GROWTH FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
5. ILLIQUID OR RESTRICTED SECURITIES Continued

                                ACQUISITION                       VALUATION AS OF           UNREALIZED
SECURITY                               DATE             COST       APRIL 30, 2005         APPRECIATION
-------------------------------------------------------------------------------------------------------
Discovery
Laboratories, Inc.
Wts., Exp. 9/20/10                  6/18/03             $ --             $ 21,983             $ 21,983

--------------------------------------------------------------------------------
6. LITIGATION

A consolidated amended complaint has been filed as putative derivative and class actions against the Manager, OFS and the Distributor, as well as 51 of the Oppenheimer funds (as "Nominal Defendants") including the Fund, 30 present and former Directors or Trustees and 8 present and former officers of the funds. This complaint, initially filed in the U.S. District Court for the Southern District of New York on January 10, 2005 and amended on March 4, 2005, consolidates into a single action and amends six individual previously-filed putative derivative and class action complaints. Like those prior complaints, the complaint alleges that the Manager charged excessive fees for distribution and other costs, improperly used assets of the funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the funds, and failed to properly disclose the use of assets of the funds to make those payments in violation of the Investment Company Act of 1940 and the Investment Advisers Act of 1940. Also, like those prior complaints, the complaint further alleges that by permitting and/or participating in those actions, the Directors/ Trustees and the Officers breached their fiduciary duties to shareholders of the funds under the Investment Company Act of 1940 and at common law. The complaint seeks unspecified compensatory and punitive damages, rescission of the funds' investment advisory agreements, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      The defendants believe that the allegations contained in the Complaints are without merit and that they have meritorious defenses against the claims asserted. The defendants intend to defend these lawsuits vigorously and to contest any claimed liability. The defendants believe that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


                      34 | OPPENHEIMER EMERGING GROWTH FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                      35 | OPPENHEIMER EMERGING GROWTH FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Each year, the Board of Trustees (the "Board"), including a majority of the independent Trustees, is required to determine whether to renew the advisory agreement. The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the advisory agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information, that the Board requests for this purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

      NATURE AND EXTENT OF SERVICES. In considering the renewal of the Fund's advisory agreement for the current year, the Board evaluated the nature and extent of the services provided by the Manager and its affiliates. The Manager provides the Fund with office space, facilities and equipment; administrative, accounting, clerical, legal and compliance personnel; securities trading services; oversight of third party service providers and the services of the portfolio manager and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Fund's investments.

      QUALITY OF SERVICES. The Board also considered the quality of the services provided and the quality of the Manager's resources that are available to the Fund. The Board noted that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services and information the Board received regarding the experience and professional qualifications of the Manager's personnel and the size and functions of its staff. The Board members also considered their experiences as directors or trustees of the Fund and other funds advised by the Manager. The Board received and reviewed information regarding the quality of services provided by affiliates of the Manager, which it also reviews at other times during the year in connection with the renewal of the Fund's service agreements.

      PORTFOLIO MANAGEMENT SERVICES AND PERFORMANCE. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Laura Granger and the Manager's growth investment team and analysts. Ms. Granger has had over 21 years of experience managing equity investments and has been primarily responsible for the day-to-day management of the Fund's portfolio since the Fund's inception in November 2000. Ms. Granger has been a Vice President of the Manager since October 2000 and was a portfolio manager at Fortis Advisors from July 1998 through October 2000. She is an officer of three portfolios in the OppenheimerFunds complex.


                      36 | OPPENHEIMER EMERGING GROWTH FUND

      The Board reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund's historical performance to relevant market indices and to the performance of other small-cap growth funds (including both funds advised by the Manager and funds advised by other investment advisers). The Board also receives and reviews comparative performance information regarding the Fund and other funds at each Board meeting. The Board noted that the Fund's since inception performance was slightly better than its peer group average. However, its one-year performance was disappointing.

      MANAGEMENT FEES AND EXPENSES. The Board also reviewed information, including comparative information, regarding the fees paid to the Manager and its affiliates and the other expenses borne by the Fund. The independent consultant provided comparative data in regard to the fees and expenses of the Fund, other small-cap growth funds and other funds with comparable assets levels and distribution features. The Board noted that the Fund's contractual management fees and total expenses were lower than its peer group average although its actual management fees are slightly higher. In addition, the Board evaluated the comparability of the fees charged and the services provided to the Fund to the fees charged and services provided to other types of entities advised by the Manager.

      PROFITABILITY OF THE MANAGER AND AFFILIATES. The Board also reviewed information regarding the cost of services provided by the Manager and its affiliates and the Manager's profitability. The Board considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders. In addition the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager's affiliates and research provided to the Manager in connection with permissible brokerage arrangements (soft dollar arrangements).

      ECONOMIES OF SCALE. The Board reviewed the extent to which the Manager may realize economies of scale in managing and supporting the Fund and the current level of Fund assets in relation to the Fund's breakpoint schedule for its management fees. The Board noted that the fund has recently experienced significant asset growth but that current asset levels remain relatively modest and that, based on current asset levels, the Fund is not yet approaching its last management fee breakpoint. However, the Board requested and the Manager agreed to a revised breakpoint schedule that decreased the amount of the management fee at each breakpoint level by 0.10%. Under the new


                      37 | OPPENHEIMER EMERGING GROWTH FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited / Continued
--------------------------------------------------------------------------------

schedule, the management fee is 0.90% on the first $200 million in net assets, 0.85% on the next $200 million in net assets, 0.80% on the next $200 million in net assets 0.80%, and 0.75% on net assets over $600 million.

      CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund. Fund counsel is independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules. The Board was aware that there are alternatives to retaining the Manager.

      Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, concluded that the nature, extent and quality of the services provided to the Fund by the Manager are a benefit to the Fund and in the best interest of the Fund's shareholders and that the amount and structure of the compensation received by the Manager and its affiliates, and the revised fee structure adopted by the Board and the Manager, are reasonable in relation to the services provided. Accordingly, the Board elected to continue the investment advisory agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the factors together. The Board judged the terms and conditions of the advisory agreement, including the management fee, in light of all of the surrounding circumstances.


                      38 | OPPENHEIMER EMERGING GROWTH FUND

ITEM 2.  CODE OF ETHICS

         Not applicable to semiannual reports.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

         Not applicable to semiannual reports.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

         Not applicable to semiannual reports.

ITEM 5.  NOT APPLICABLE

ITEM 6.  SCHEDULE OF INVESTMENTS

         Not applicable

ITEM 7. DISCLOSURE OF PROXY POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

         Not applicable

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT COMPANIES

         Not applicable

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

         Not applicable

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

         At a meeting of the Board of Trustees of the registrant held on February 18, 2004, the Board adopted (1) a policy that, should the Board determine that a vacancy exists or is likely to exist on the Board, the Governance Committee of the Board, which is comprised entirely of independent trustees, shall consider any candidates for Board membership recommended by the registrant's security holders and (2) a policy that security holders wishing to submit a nominee for election to the Board may do so by mailing their submission to the offices of OppenheimerFunds, Inc., Two World Financial Center, 225 Liberty Street - 11th Floor, New York, NY 10281-1008, to the attention of the Chair of the Governance Committee. Prior to February 18, 2004, the Board did not have a formalized policy with respect to consideration of security holder nominees or a procedure by which security holders may make their submissions. In addition to security holder nominees, the Governance Committee may also consider nominees recommended by independent Board members or recommended by any other Board members and is authorized under its Charter, upon Board approval, to retain an executive search firm to assist in screening potential candidates. Upon Board approval, the Governance Committee may also obtain legal, financial, or other external counsel that may be necessary or desirable in the screening process.

ITEM 11.  CONTROLS AND PROCEDURES

       (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of April 30, 2005, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

       (b) There have been no changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

    (A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)(NOT APPLICABLE TO SEMIANNUAL REPORTS)

    (B) EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)

    (C) EXHIBITS ATTACHED HERETO. (ATTACH PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES AS REQUIRED BY ITEM 7)

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Emerging Growth Fund

By:      /S/ JOHN V. MURPHY
         ----------------------------
         John V. Murphy
         Principal Executive Officer
Date:    June 15, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /S/ JOHN V. MURPHY
         ----------------------------
         John V. Murphy
         Principal Executive Officer
Date:    June 15, 2005

By:      /S/ BRIAN W. WIXTED
         ----------------------------
         Brian W. Wixted
         Chief Financial Officer
Date:    June 15, 2005